Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

SG Commercial Mortgage Securities, LLC SG Americas Securities, LLC Societe Generale Financial Corporation 245 Park Avenue New York, New York 10167

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by SG Commercial Mortgage Securities, LLC, SG Americas Securities, LLC and Societe Generale Financial Corporation (collectively, the “Company”) and Credit Suisse Securities (USA) LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of SG Commercial Mortgage Securities Trust 2020-COVE, Commercial Mortgage Pass-Through Certificates, Series 2020-COVE.

The information provided to us, including the information set forth in the Data File (as defined herein), is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 13, 2020, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Societe Generale Financial Corporation (“SGFC”) that is secured by one mortgaged property (the “SGFC Asset”). SGFC is referred to herein as the “Mortgage Loan Seller” and the SGFC Asset is referred to herein as the “Mortgage Asset.”

From February 3, 2020 through February 13, 2020, representatives of the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of Deloitte Touche Tohmatsu

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the Mortgage Asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such Mortgage Asset or (iii) compliance of the originator of the Mortgage Asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 14, 2020

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

The guaranty agreement (the “Guaranty”);

Cash management agreement and deposit account control agreement (collectively, the “Cash Management Agreement”);

The closing statement (the “Closing Statement”);

Non-consolidation opinion letter (the “Non-Consolidation Opinion”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

The seismic report (the “Seismic Report”);

The recognition agreement (the “Recognition Agreement”);

Underwritten rent roll (the “Rent Roll”);

Historical occupancy report (the “Historical Occupancy Report”);

The title policy or pro-forma title policy (collectively, the “Title Policy”);

The phase I environmental report (the “Phase I Report”);

The underwritten financial summary (the “Underwritten Financial Summary Report”);

Asset summary report (“ASR”); and

Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”).

*****

	Characteristic	Source Document
1	Loan	None - Mortgage Loan Seller Provided
2	% of deal	Refer to calculation procedures
3	No. of Props	Appraisal Report
4	Seller	None - Mortgage Loan Seller Provided
5	Originator	Loan Agreement
6	Property Name	None - Mortgage Loan Seller Provided
7	Property Address	Appraisal Report
8	City	Appraisal Report
9	State	Appraisal Report
10	Zip Code	Appraisal Report
11	County	Appraisal Report
12	Property Type	Appraisal Report
13	Property Subtype	Appraisal Report
14	Total SF/Units	Underwritten Financial Summary Report
15	Unit of Measure	Underwritten Financial Summary Report
16	Year Built	Appraisal Report
17	Year Renovated	Appraisal Report
18	Environmental Report Type	Phase I Report
19	Environmental Report Date	Phase I Report
20	Phase II Recommended	Phase I Report
21	Phase II Performed	Phase I Report
22	Engineering Report Date	Engineering Report
23	Seismic Report Date	Seismic Report
24	Seismic Zone	Engineering Report
25	PML (%)	Seismic Report
26	Environmental Insurance	Insurance Certificate
27	Earthquake Insurance	Insurance Certificate
28	Blanket Insurance Policy (Y/N)	Insurance Certificate
29	Loan Purpose	Closing Statement
30	Appraised CapRate (%)	Appraisal Report
31	As-is Appraised Value	Appraisal Report
32	As-is Date of Valuation	Appraisal Report
33	Pari Passu Split (Y/N)	Loan Agreement
34	Pari Passu Note Control (Y/N)	None - Mortgage Loan Seller Provided
35	Original Balance Pari Passu (Trust)	None - Mortgage Loan Seller Provided
36	Original Balance Pari Passu (Non-Trust)	None - Mortgage Loan Seller Provided
37	Aggregate Original Balance Pari Passu (Trust+Non-Trust)	Loan Agreement
38	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	Refer to calculation procedures

	Characteristic	Source Document
39	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	Refer to calculation procedures
40	Aggregate Pari Passu Annual Debt Service	Refer to calculation procedures
41	Addit Debt Permitted (Y/N)	Not Applicable
42	Type of Addit Debt Permitted	Not Applicable
43	Addit Debt Exist (Y/N)	Not Applicable
44	Additional Debt Type(s)	Not Applicable
45	Total Additional Debt Original Balance	Not Applicable
46	Total Additional Debt Cut-off Date Balance	Not Applicable
47	Total Additional Debt Maturity Balance	Not Applicable
48	Additional Debt Interest Rate	Not Applicable
49	Additional Debt Annual Debt Service	Not Applicable
50	Total Original Debt Balance (Pari + B-note + Mezz)	Refer to calculation procedures
51	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Refer to calculation procedures
52	Total Debt Maturity Balance (Pari + B-note + Mezz)	Refer to calculation procedures
53	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Refer to calculation procedures
54	Original Balance	Refer to calculation procedures
55	Original Loan/Unit	Refer to calculation procedures
56	Cutoff Balance	Refer to calculation procedures
57	Cutoff Balance/Unit	Refer to calculation procedures
58	Maturity Balance	Refer to calculation procedures
59	Maturity Balance per Unit	Refer to calculation procedures
60	Interest Rate (%)	Loan Agreement
61	Amortization Type	Loan Agreement
62	Accrual Type	Loan Agreement
63	Annual Debt Service	Refer to calculation procedures
64	Monthly Debt Service	Refer to calculation procedures
65	I/O Period	Loan Agreement
66	Term	Refer to calculation procedures
67	Rem. Term	Refer to calculation procedures
68	Amort. Term	Not Applicable
69	Rem. Amort.	Not Applicable
70	Seasoning	Refer to calculation procedures
71	CutOff Date	None - Mortgage Loan Seller Provided
72	Payment Date	Loan Agreement
73	Grace Period (Late Payment)	Loan Agreement
74	Grace Period (Default)	Loan Agreement
75	Note Date	Loan Agreement
76	First Payment Date	Loan Agreement

	Characteristic	Source Document
77	ARD (Y/N)	Loan Agreement
78	Maturity/ARD Date	Loan Agreement
79	Final Maturity Date	Underwritten Financial Summary Report
80	ARD Step Up (%)	Loan Agreement
81	Post-ARD Hyper Am? (Yes/No)	Loan Agreement
82	Call Protection Description	Loan Agreement
83	Lockout End Date	Loan Agreement
84	Defeasance Allowed	Loan Agreement
85	Defeasance Summary	Loan Agreement
86	Prepayment / Defeasance Begin Date	Loan Agreement
87	Prepayment / Defeasance End Date	Loan Agreement
88	Yield Maint. Allowed	Loan Agreement
89	Yield Maint. Provision	Not Applicable
90	Yield Maintenance Index	Not Applicable
91	Yield Maintenance Discount	Not Applicable
92	Yield Maintenance Margin	Not Applicable
93	Yield Maintenance Calculation Method	Not Applicable
94	Original Lockout	Loan Agreement
95	Lockout Remaining	Refer to calculation procedures
96	Defeasance Option Start Date	Loan Agreement
97	Remaining Defeasance Payments	Loan Agreement
98	Prepayment Premiums End Date	Not Applicable
99	Yield Maint. End Date	Not Applicable
100	Remaining Yield Maintenance Payments	Not Applicable
101	Open Payments	Loan Agreement
102	Original String	Loan Agreement
103	Open Period Begin Date	Loan Agreement
104	Partial Prepayment Permitted (Y/N)	Recognition Agreement
105	Partial Prepayment Provisions	Recognition Agreement
106	Partial Release Permitted (Y/N)	Loan Agreement
107	Partial Release Provisions	Loan Agreement
108	Current Occupancy	Rent Roll
109	Current Occupancy Date	Rent Roll
110	Most Recent Occupancy	Historical Occupancy Report
111	Most Recent Occupancy Date	Historical Occupancy Report
112	Second Most Recent Occupancy	Historical Occupancy Report
113	Second Most Recent Occupancy Date	Historical Occupancy Report
114	Third Most Recent Occupancy	Historical Occupancy Report
115	Third Most Recent Occupancy Date	Historical Occupancy Report
116	2016 Revenues	Not Applicable

	Characteristic	Source Document
117	2016 Total Expenses	Not Applicable
118	2016 NOI	Not Applicable
119	2017 Revenues	Underwritten Financial Summary Report
120	2017 Total Expenses	Underwritten Financial Summary Report
121	2017 NOI	Underwritten Financial Summary Report
122	2018 Revenues	Underwritten Financial Summary Report
123	2018 Total Expenses	Underwritten Financial Summary Report
124	2018 NOI	Underwritten Financial Summary Report
125	Most Recent Revenues	Underwritten Financial Summary Report
126	Most Recent Expenses	Underwritten Financial Summary Report
127	Most Recent NOI	Underwritten Financial Summary Report
128	Most Recent NCF	Underwritten Financial Summary Report
129	As of	Underwritten Financial Summary Report
130	UW Revenues	Underwritten Financial Summary Report
131	UW Total Expenses	Underwritten Financial Summary Report
132	UW NOI	Underwritten Financial Summary Report
133	UW Capital Items	Underwritten Financial Summary Report
134	UW NCF	Underwritten Financial Summary Report
135	U/W Economic Occupancy	Underwritten Financial Summary Report
136	Cutoff LTV (%)	Refer to calculation procedures
137	Maturity LTV (%)	Refer to calculation procedures
138	UW NOI DSCR	Refer to calculation procedures
139	UW NCF DSCR	Refer to calculation procedures
140	Underwritten NOI Debt Yield	Refer to calculation procedures
141	Underwritten NCF Debt Yield	Refer to calculation procedures
142	Total Debt NOI DSCR	Refer to calculation procedures
143	Total Debt NCF DSCR	Refer to calculation procedures
144	Total Debt NOI DY	Refer to calculation procedures
145	Total Debt NCF DY	Refer to calculation procedures
146	Total Debt CUT_OFF_LTV	Refer to calculation procedures
147	Total Debt MAT_LTV	Refer to calculation procedures
148	Total Debt Per Unit	Refer to calculation procedures
149	Single Tenant	Not Applicable
150	Largest Tenant	Not Applicable
151	Unit Size	Not Applicable
152	Lease Expiration	Not Applicable
153	2nd Largest Tenant	Not Applicable
154	2nd Largest Tenant Unit Size	Not Applicable
155	2nd Largest Tenant Lease Expiration	Not Applicable
156	3rd Largest Tenant	Not Applicable

	Characteristic	Source Document
157	3rd Largest Tenant Unit Size	Not Applicable
158	3rd Largest Tenant Lease Expiration	Not Applicable
159	4th Largest Tenant	Not Applicable
160	4th Largest Tenant Unit Size	Not Applicable
161	4th Largest Tenant Lease Expiration	Not Applicable
162	5th Largest Tenant	Not Applicable
163	5th Largest Tenant Unit Size	Not Applicable
164	5th Largest Tenant Lease Expiration	Not Applicable
165	Master Lease (Y/N)	Not Applicable
166	Master Lease Details	Not Applicable
167	Title Type	Title Policy
168	Due on Sale	Loan Agreement
169	Due on Encumbrance	Loan Agreement
170	Borrower Name	Loan Agreement
171	Single Purpose Entity (Yes/No)	Loan Agreement
172	Recycled SPE (Yes/No)	Loan Agreement
173	SPE State	Loan Agreement
174	Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
175	Number of Independent Directors	Loan Agreement
176	TIC Borrower? (Yes/No)	Loan Agreement
177	Delaware LLC or LP? (Yes/No)	Loan Agreement
178	Delaware Statutory Trust? (Yes/No)	Loan Agreement
179	Tenant-in-Common	Loan Agreement
180	Sponsor	Loan Agreement/ASR
181	Carve-out Guarantor	Guaranty
182	Warm Body Guarantor (Yes/No)	Guaranty
183	Property Manager	Loan Agreement
184	Lockbox (Y/N)	Loan Agreement/Cash Management Agreement
185	Lockbox In-place	Loan Agreement/Cash Management Agreement
186	Lockbox Type	Loan Agreement/Cash Management Agreement
187	Cash Management	Loan Agreement/Cash Management Agreement
188	Lockbox Trigger	Loan Agreement/Cash Management Agreement
189	Subservicer In Place (Y/N)	None - Mortgage Loan Seller Provided
190	Subservicer Name	Not Applicable
191	Subservicer Fee	Not Applicable
192	Cash/Pmt Collection Function	Not Applicable
193	Upfront CapEx Reserve	Closing Statement

	Characteristic	Source Document
194	Monthly Capex Reserve	Closing Statement
195	Capex Escrow Cash or LOC	Closing Statement
196	CapEx Reserve Cap	Closing Statement
197	Upfront Eng. Reserve	Closing Statement
198	Upfront Envir. Reserve	Closing Statement
199	Monthly Envir. Reserve	Closing Statement
200	Envir. Escrow Cash or LOC	Closing Statement
201	Envir. Reserve Cap	Closing Statement
202	Upfront TI/LC Reserve	Closing Statement
203	Monthly TI/LC Reserve	Closing Statement
204	TI/LC Reserve Cash or LOC	Closing Statement
205	TI/LC Reserve Cap	Closing Statement
206	Upfront RE Tax Reserve	Closing Statement
207	Monthly RE Tax Reserve	Closing Statement
208	RE Tax Escrow Cash or LOC	Closing Statement
209	RE Tax Reserve Cap	Closing Statement
210	Upfront Ins. Reserve	Closing Statement
211	Monthly Ins. Reserve	Closing Statement
212	Insurance Escrow Cash or LOC	Closing Statement
213	Insur. Reserve Cap	Closing Statement
214	Upfront Debt Service Reserve	Closing Statement
215	Monthly Debt Service Reserve	Closing Statement
216	Debt Service Reserve Cash or LOC	Closing Statement
217	Debt Service Reserve Cap	Closing Statement
218	Upfront Other Reserve	Closing Statement
219	Upfront Other Description	Closing Statement
220	Monthly Other Reserve	Closing Statement
221	Other Monthly Description	Closing Statement
222	Other Reserve Cash or LOC	Closing Statement
223	Other Reserve Cap	Closing Statement
224	Holdback	None – Mortgage Seller Provided
225	Holdback Amt	Not Applicable
226	Holdback Desc.	Not Applicable
227	Letter of Credit	Not Applicable
228	Description of LOC	Not Applicable
229	Counterparty of LOCs	Not Applicable
230	Mortgage Assumable?	Loan Agreement
231	Assumption Fee	Loan Agreement
232	Previous Securitization	None - Mortgage Loan Seller Provided
233	Master Servicing Fee Rate	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
234	Primary Servicing Fee Rate	None - Mortgage Loan Seller Provided
235	Trustee Fee Rate	None - Mortgage Loan Seller Provided
236	CREFC Fee	None - Mortgage Loan Seller Provided

Calculation Procedures

With respect to Characteristic 2, we recomputed the % of deal as the quotient of the (i) Cutoff Balance and (ii) total Mortgage Asset’s Cutoff Balance.

With respect to Characteristic 38, at your request, the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) was set to equal the Aggregate Original Balance Pari Passu (Trust+Non-Trust).

With respect to Characteristic 39, at your request, the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) was set to equal the Aggregate Original Balance Pari Passu (Trust+Non-Trust).

With respect to Characteristic 40, we recomputed the Aggregate Pari Passu Annual Debt Service as the product of (a) the Aggregate Original Balance Pari Passu (Trust+Non-Trust), (b) the Interest Rate (%) and (c) a fraction equal to 365/360.

With respect to Characteristic 50, we recomputed the Total Original Debt Balance (Pari + B-note + Mezz) as the sum of (a) Aggregate Original Balance Pari Passu (Trust+Non-Trust) and (b) Total Additional Debt Original Balance (if applicable).

With respect to Characteristic 51, at your request, the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) was set to equal the Total Original Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 52, at your request, the Total Debt Maturity Balance (Pari + B-note + Mezz) was set to equal the Total Original Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 53, we recomputed the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service as the sum of the (i) Aggregate Pari Passu Annual Debt Service and (ii) Additional Debt Annual Debt Service (if applicable).

With respect to Characteristic 54, at your request, the Original Balance was set to equal the Original Balance Pari Passu (Trust).

With respect to Characteristic 55, we recomputed the Original Loan/Unit as the quotient of the (i) Aggregate Original Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

With respect to Characteristic 56, at your request, the Cutoff Balance was set to equal the Original Balance.

With respect to Characteristic 57, we recomputed the Cutoff Balance/Unit as the quotient of the (i) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

With respect to Characteristic 58, at your request, the Maturity Balance was set to equal the Original Balance.

With respect to Characteristic 59, we recomputed the Maturity Balance per Unit as the quotient of (i) the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) Total SF/Units.

With respect to Characteristic 63, we recomputed the Annual Debt Service as the product of (i) the Monthly Debt Service and (ii) 12.

With respect to Characteristic 64, we recomputed the Monthly Debt Service as one twelfth of the product of (a) the Original Balance, (b) the Interest Rate (%) and (c) a fraction equal to 365/360.

With respect to Characteristic 66, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity/ARD Date.

With respect to Characteristic 67, we recomputed the Rem. Term by subtracting the (i) Seasoning from (ii) Term.

With respect to Characteristic 70, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the CutOff Date.

With respect to Characteristic 95, we recomputed the Lockout Remaining by subtracting the (i) Seasoning from (ii) Original Lockout.

With respect to Characteristic 136, we recomputed the Cutoff LTV (%) as the quotient of the (i) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) and (ii) As-is Appraised Value.

With respect to Characteristic 137, we recomputed the Maturity LTV (%) as the quotient of the (i) Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) and (ii) As-is Appraised Value.

With respect to Characteristic 138, we recomputed the UW NOI DSCR as the quotient of the (i) UW NOI and (ii) Aggregate Pari Passu Annual Debt Service.

With respect to Characteristic 139, we recomputed the UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Aggregate Pari Passu Annual Debt Service.

With respect to Characteristic 140, we recomputed the Underwritten NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).

With respect to Characteristic 141, we recomputed the Underwritten NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).

With respect to Characteristic 142, we recomputed the Total Debt NOI DSCR as the quotient of the (i) UW NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

With respect to Characteristic 143, we recomputed the Total Debt NCF DSCR as the quotient of the (i) UW NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.

With respect to Characteristic 144, we recomputed the Total Debt NOI DY as the quotient of the (i) UW NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 145, we recomputed the Total Debt NCF DY as the quotient of the (i) UW NCF and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).

With respect to Characteristic 146, we recomputed the Total Debt CUT_OFF_LTV as the quotient of the (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) As-is Appraised Value.

With respect to Characteristic 147, we recomputed the Total Debt MAT_LTV as the quotient of the (i) Total Debt Maturity Balance (Pari + B-note + Mezz) and (ii) As-is Appraised Value.

With respect to Characteristic 148, we recomputed the Total Debt Per Unit as the quotient of the (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) Total SF/Units.